Deferred Revenue/Income (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	Year Ended December 31,
	2023	2024	2025
Deferred revenue/income–beginning of year	3,561,890	4,996,043	6,202,276
Additions	3,138,343	3,263,495	2,335,784
Recognition	(1,705,134)	(2,055,119)	(2,522,435)
Effects on foreign exchange adjustment	944	(2,143)	4,305
Deferred revenue/income–end of year	4,996,043	6,202,276	6,019,930